Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 55,747	$ 36,410
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	33,624	32,401
Feng Zhang [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	22,123	1,568
Products Inc. [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		$ 2,441